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06065846

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
American Stock Exchange LLC.

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
Open-end management investment company.

PROCESSED

3. Class of New Derivative Securities Product:
Index Fund Shares listed under Amex Rules 1000A *et seq.*

JAN 11 2007

THOMSON FINANCIAL

4. Name of Underlying Instrument:

Fund	**Underlying Index**
streetTRACKS DJ Wilshire International Real Estate ETF	Dow Jones Wilshire Ex-US Real Estate Securities Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow Based: Narrow-Based.

6. Ticker Symbol(s) on New Derivative Product:

Fund	**Ticker**
streetTRACKS DJ Wilshire International Real Estate ETF	RWX

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
For the funds, the non-US component stocks are listed on exchanges that have last sale reporting: Tokyo, Singapore, Asx National, Hong Kong, Om Stockholm, London, Toronto, Swx Swiss Exchange, Euronext, Belgium, Euronext Netherlands, Vienna, Xetra, Italy Continuous, Nzse National, Johannesburg, Bangkok, Osaka, and Euronext France

8. Settlement Methodology of New Derivative Securities Product:
Regular-way trades on the American Stock Exchange are settled through the National Securities Clearing Corporation ("NSCC") on T+3. Procedures for creation and redemption of Creation Unit Size Aggregations, including creations and redemptions through the Continuous Net Settlement System of NSCC, are described in the prospectus.

9. Position Limits of New Derivative Securities Product (if applicable): Not Applicable.

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form: Dennis Meekins

Title: Vice President

Telephone Number: (212) 306-1302

Manual Signature of Official Responsible for Form:

Date: December 22, 2006

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	December 26, 2006

AMERICAN STOCK EXCHANGE®
Equities Options ETFs

American Stock Exchange
86 Trinity Place
New York, NY 10006-1872
T 212 306 1302
F 212 306 5359

DEC 26 2006

Bryan Fischer
Managing Director
212.306.2434 T
212.306.5325 F
bryan.fischer@amex.com

December 22, 2006

BY FACSIMILE AND OVERNIGHT COURIER
202/ 772-9273
Securities and Exchange *Commission*
Division of Market Regulations
100 F. Street NE – Room 6628
Washington DC 20549
Attn: Gail Jackson – Paralegal Specialist

Re: Form 19b-4(e)

Dear Ms. Jackson:

The American Stock Exchange LLC hereby files Form 19b-4(e), with respect to the following funds:

Fund Name	Ticker
PowerShares Dynamic Deep Value Portfolio	PVM
PowerShares Buyback Achievers	PKW
PowerShares Dynamic Aggressive Growth Portfolio	PGZ
streetTRACKS DJ Wilshire International Real Estate ETF	RWX

All of which are listed pursuant to Amex Rules 1000A *et seq*.

Sincerely,

Bryan Fischer

Attachment

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	December 26, 2006